6. Accounts receivable, net (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Allowance for doubtful debts: Balance at beginning | $		$ (57)
Balance at end | $		$ (38)
ZHEJIANG JIAHUAN
Allowance for doubtful debts: Balance at beginning	¥ (32)		¥ (131)
Recovered	0		99
Balance at end	¥ (32)		¥ (32)